Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia — 7.4%
ALS Ltd.	20,023	$167,703
ANZ Group Holdings Ltd.	85,004	1,528,424
APA Group	43,586	244,619
Aristocrat Leisure Ltd.	21,536	633,521
ASX Ltd.	7,046	305,829
Atlas Arteria Ltd.	44,206	158,386
Aurizon Holdings Ltd.	84,180	210,904
BHP Group Ltd.	139,484	4,358,587
BlueScope Steel Ltd.	18,252	284,867
Brambles Ltd.	46,737	452,312
CAR Group Ltd.	13,909	303,513
Challenger Ltd.	26,775	115,933
Charter Hall Group	24,439	195,319
Cochlear Ltd.	2,104	423,487
Coles Group Ltd.	39,884	419,474
Commonwealth Bank of Australia	47,189	3,666,277
Computershare Ltd.	19,779	331,973
Dexus	48,731	251,267
Endeavour Group Ltd.	47,820	177,657
Fortescue Ltd.	47,441	937,066
Glencore PLC	341,070	1,826,160
Goodman Group	57,519	973,390
GPT Group (The)	99,543	306,643
IDP Education Ltd.(a)	9,842	128,495
Insurance Australia Group Ltd.	79,162	316,074
Lendlease Corp., Ltd.	27,889	136,611
Lottery Corp., Ltd. (The)	80,469	269,163
Lynas Rare Earths Ltd.*	33,632	130,727
Macquarie Group Ltd.	10,442	1,314,620
Medibank Pvt Ltd.	94,360	239,527
Mineral Resources Ltd.	5,630	223,117
Mirvac Group	166,116	238,291
National Australia Bank Ltd.	89,831	1,935,885
Origin Energy Ltd.	58,832	331,352
Pilbara Minerals Ltd.(a)	87,006	204,180
Qantas Airways Ltd.*	32,883	120,860
QBE Insurance Group Ltd.	45,658	478,390
Ramsay Health Care Ltd.	6,111	206,953
Region RE Ltd.	119,401	179,172
Rio Tinto Ltd.	10,314	906,261
Rio Tinto PLC	30,186	2,115,369
Santos Ltd.	100,288	520,420
Scentre Group	210,025	426,231
SEEK Ltd.	13,840	232,841
Sonic Healthcare Ltd.	15,724	332,828
South32 Ltd.	155,821	345,069
Steadfast Group Ltd.	59,273	233,136
Stockland	110,626	333,471
Suncorp Group Ltd.	41,452	388,833
Telstra Group Ltd.	132,178	353,001
Transurban Group	89,728	801,344
Treasury Wine Estates Ltd.	30,482	217,018
Vicinity Ltd.	185,533	251,426
Wesfarmers Ltd.	33,269	1,279,306
Westpac Banking Corp.	96,752	1,546,507
Whitehaven Coal Ltd.	24,323	135,544
WiseTech Global Ltd.	5,182	250,033
Woodside Energy Group Ltd.	53,308	1,142,108
Woolworths Group Ltd.	35,217	838,323
Total Australia		37,375,797

Austria — 0.2%
ANDRITZ AG	1,481	91,939
Erste Group Bank AG	10,065	437,870
Mondi PLC	13,033	234,675
	Shares	Value
Common Stocks (continued)
Austria (continued)
OMV AG	4,496	$201,749
Verbund AG	1,794	147,421
voestalpine AG	2,757	82,656
Total Austria		1,196,310

Belgium — 0.7%
Ageas SA	5,909	255,526
Anheuser-Busch InBev SA	23,617	1,475,357
Groupe Bruxelles Lambert NV	3,098	236,910
KBC Group NV	7,432	488,255
Sofina SA	612	147,981
Solvay SA(a)	2,701	74,640
Syensqo SA*	2,542	227,775
UCB SA	3,907	370,499
Umicore SA(a)	6,740	154,992
Warehouses De Pauw CVA	6,048	179,219
Total Belgium		3,611,154

Brazil — 0.0%(b)
Yara International ASA	4,489	149,997

Burkina Faso — 0.0%(b)
Endeavour Mining PLC	5,101	91,721

Chile — 0.0%(b)
Antofagasta PLC	9,590	211,884

China — 0.4%
BOC Hong Kong Holdings Ltd.	109,092	261,243
Budweiser Brewing Co. APAC Ltd.	51,613	81,078
ESR Group Ltd.	97,262	124,171
Lenovo Group Ltd.	240,339	251,184
Prosus NV*	41,612	1,244,382
Wilmar International Ltd.	61,584	152,076
Xinyi Glass Holdings Ltd.	77,143	63,651
Total China		2,177,785

Denmark — 3.0%
AP Moller - Maersk A/S, Class B	212	393,148
Carlsberg A/S, Class B	2,852	369,582
Coloplast A/S, Class B(a)	3,661	425,546
Danske Bank A/S	20,160	545,441
DSV A/S	5,118	923,012
Genmab A/S*	1,897	531,076
Novo Nordisk A/S, Class B	87,079	9,832,523
Novozymes A/S, Class B(a)	10,992	567,571
Orsted A/S	5,335	304,388
Pandora A/S	2,830	416,140
Royal Unibrew A/S	1,276	84,239
Vestas Wind Systems A/S*	28,448	815,323
Total Denmark		15,207,989

Finland — 1.0%
Elisa OYJ	4,602	211,204
Fortum OYJ	12,694	174,980
Kesko OYJ, Class B	8,018	157,469
Kone OYJ, Class B	8,817	439,988
Mandatum OYJ*	13,064	59,658
Metso Outotec OYJ	20,163	203,470
Neste OYJ	11,455	398,797
Nokia OYJ(a)	138,535	499,906
Nordea Bank Abp	95,097	1,180,500
Orion OYJ, Class B	3,072	142,555
Sampo OYJ, A Shares	11,744	494,776
Stora Enso OYJ, Class R	16,757	215,060
UPM-Kymmene OYJ	15,027	549,597

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Wartsila OYJ Abp	16,248	$241,796
Total Finland		4,969,756

France — 9.1%
Accor SA	7,636	304,411
Adevinta ASA*	7,518	81,244
Aeroports de Paris SA	845	114,184
Air Liquide SA	14,243	2,687,078
Airbus SE	16,518	2,651,923
Alstom SA(a)	9,443	120,525
Arkema SA	1,973	217,103
AXA SA	49,289	1,668,309
BioMerieux	1,325	143,928
BNP Paribas SA	29,783	2,023,601
Bouygues SA	6,875	253,761
Capgemini SE	4,665	1,049,954
Carrefour SA	15,916	273,508
Cie de Saint-Gobain SA	14,097	1,008,197
Cie Generale des Etablissements Michelin SCA	20,172	675,322
Credit Agricole SA	29,510	426,719
Danone SA	16,201	1,086,519
Dassault Systemes SE	19,678	1,031,032
Edenred SE	7,774	467,994
Eiffage SA	2,302	242,753
Engie SA	51,067	821,532
EssilorLuxottica SA	8,528	1,688,740
Gecina SA	2,034	226,908
Getlink SE	14,029	243,824
Hermes International SCA	972	2,067,110
Kering SA	2,062	858,420
Klepierre SA	8,046	210,545
Legrand SA	7,684	753,209
L’Oreal SA	6,217	3,003,150
LVMH Moet Hennessy Louis Vuitton SE	6,945	5,836,033
Orange SA	53,397	637,910
Pernod Ricard SA	5,775	956,645
Publicis Groupe SA	7,174	725,504
Renault SA	5,208	198,397
Rexel SA	9,198	247,685
Safran SA	9,911	1,867,006
Sartorius Stedim Biotech	733	200,010
Societe Generale SA	22,214	578,153
Sodexo SA	2,868	325,867
Teleperformance SE	1,734	274,340
Thales SA	3,103	456,215
TotalEnergies SE	61,292	4,001,357
Ubisoft Entertainment SA*	2,784	62,025
Unibail-Rodamco-Westfield*	3,325	241,917
Valeo SE	6,764	89,381
Veolia Environnement SA	18,255	600,238
Vinci SA	14,097	1,792,827
Vivendi SE	19,892	225,908
Worldline SA*	7,292	99,922
Total France		45,818,843

Germany — 7.2%
adidas AG	5,067	969,368
Allianz SE	10,910	2,936,670
BASF SE	24,810	1,198,189
Bayer AG	27,140	851,994
Bayerische Motoren Werke AG	9,689	1,018,576
Bechtle AG	2,884	151,437
Beiersdorf AG	3,129	461,737
Brenntag SE	4,248	379,579
Carl Zeiss Meditec AG, Bearer	1,232	131,899
	Shares	Value
Common Stocks (continued)
Germany (continued)
Commerzbank AG	31,354	$363,742
Continental AG	3,352	277,452
Covestro AG*	5,933	316,306
CTS Eventim AG & Co. KGaA	2,116	144,461
Daimler Truck Holding AG	14,778	533,909
Deutsche Bank AG	57,479	751,360
Deutsche Boerse AG	5,027	1,008,840
Deutsche Lufthansa AG*	17,180	144,591
Deutsche Post AG	26,143	1,264,269
Deutsche Telekom AG	93,311	2,305,408
E.ON SE	61,998	845,856
Fresenius Medical Care AG	6,542	255,824
Fresenius SE & Co. KGaA	12,487	354,291
GEA Group AG	5,980	241,642
Hannover Rueck SE	1,674	404,044
Heidelberg Materials AG	4,386	409,157
HelloFresh SE*	5,662	76,080
Henkel AG & Co. KGaA	2,692	185,276
Infineon Technologies AG	37,716	1,382,497
Knorr-Bremse AG	2,339	146,194
LEG Immobilien SE*	2,444	205,640
Mercedes-Benz Group AG	23,980	1,637,131
Merck KGaA	3,657	605,395
MTU Aero Engines AG	1,681	390,213
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,635	1,556,503
Puma SE	3,545	144,788
Rheinmetall AG	1,456	513,696
RWE AG	19,797	738,248
SAP SE	30,244	5,282,680
Siemens AG	20,661	3,740,795
Siemens Energy AG*	17,033	258,381
Siemens Healthineers AG	7,426	418,328
Symrise AG	3,981	414,878
thyssenkrupp AG	16,419	102,766
Vonovia SE	20,819	656,954
Zalando SE*	7,321	148,551
Total Germany		36,325,595

Hong Kong — 1.7%
AIA Group Ltd.	326,953	2,549,207
ASMPT Ltd.	12,287	118,827
CK Asset Holdings Ltd.	62,679	282,636
CLP Holdings Ltd.	50,881	404,523
Hang Lung Properties Ltd.	71,644	83,217
Hang Seng Bank Ltd.	22,729	236,238
Henderson Land Development Co., Ltd.	59,628	155,225
Hong Kong & China Gas Co., Ltd.	339,294	240,888
Hong Kong Exchanges & Clearing Ltd.	35,418	1,071,975
Hongkong Land Holdings Ltd.	41,602	130,214
Jardine Matheson Holdings Ltd.	6,010	242,203
Link REIT	79,463	398,471
MTR Corp., Ltd.	49,679	161,418
New World Development Co., Ltd.	53,191	65,185
Power Assets Holdings Ltd.	45,062	264,011
Prudential PLC	77,126	803,799
Sino Land Co., Ltd.	128,722	134,366
Sun Hung Kai Properties Ltd.	43,475	405,149
Swire Pacific Ltd., Class A	23,263	180,039
Techtronic Industries Co., Ltd.	38,694	411,825
United Energy Group Ltd.(a)	307,167	32,614
WH Group Ltd.	285,783	168,167
Wharf Real Estate Investment Co., Ltd.	52,556	153,958
Total Hong Kong		8,694,155

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Indonesia — 0.0%(b)
First Pacific Co., Ltd.	62,991	$23,932

Ireland — 0.3%
Bank of Ireland Group PLC	31,758	294,329
Kerry Group PLC, Class A	4,707	422,740
Kingspan Group PLC	4,479	367,622
Smurfit Kappa Group PLC	8,857	332,503
Total Ireland		1,417,194

Israel — 0.6%
Bank Hapoalim BM	47,073	403,468
Bank Leumi Le-Israel BM	52,490	401,993
Big Shopping Centers Ltd.*	1,536	157,071
Elbit Systems Ltd.	973	201,404
ICL Group Ltd.	29,088	134,014
Israel Discount Bank Ltd., Class A	53,102	259,540
Mizrahi Tefahot Bank Ltd.	4,753	178,084
Nice Ltd.*	1,972	407,703
Nova Ltd.*	804	115,877
Teva Pharmaceutical Industries Ltd.*	33,660	407,125
Tower Semiconductor Ltd.*	4,725	135,861
Total Israel		2,802,140

Italy — 2.3%
Assicurazioni Generali SpA	33,204	746,242
Coca-Cola HBC AG*	7,139	211,642
Davide Campari-Milano NV	19,893	203,338
Enel SpA	222,251	1,530,843
Eni SpA	65,658	1,056,548
Ferrari NV	3,544	1,246,136
FinecoBank Banca Fineco SpA	19,126	279,016
Intesa Sanpaolo SpA	484,445	1,506,589
Leonardo SpA	13,257	233,358
Mediobanca Banca di Credito Finanziario SpA	28,258	377,551
Moncler SpA	7,024	437,188
Nexi SpA*	42,537	330,094
Prysmian SpA	9,509	423,391
Recordati Industria Chimica e Farmaceutica SpA	3,999	222,842
Snam SpA	75,521	371,534
Telecom Italia SpA*(a)	579,182	175,466
Terna - Rete Elettrica Nazionale	51,869	441,050
UniCredit SpA	52,513	1,549,265
Total Italy		11,342,093

Japan — 24.3%
Advantest Corp.	22,592	899,971
Aeon Co., Ltd.	21,744	525,545
AGC, Inc.	7,060	268,828
Aisin Corp.	6,509	247,358
Ajinomoto Co., Inc.	17,291	720,030
Aozora Bank Ltd.(a)	8,063	179,656
Asahi Group Holdings Ltd.	15,816	596,177
Asahi Intecc Co., Ltd.	7,186	139,197
Asahi Kasei Corp.	41,289	317,065
Asics Corp.	5,610	173,817
Astellas Pharma, Inc.	54,326	641,097
Bandai Namco Holdings, Inc.	19,206	422,420
BayCurrent Consulting, Inc.	4,615	109,428
Bridgestone Corp.	17,724	781,347
Brother Industries Ltd.	9,968	169,390
Canon, Inc.(a)	29,395	820,466
Capcom Co., Ltd.	6,572	253,798
Central Japan Railway Co.	27,965	706,514
Chubu Electric Power Co., Inc.	22,495	295,086
	Shares	Value
Common Stocks (continued)
Japan (continued)
Chugai Pharmaceutical Co., Ltd.	19,242	$703,862
Concordia Financial Group Ltd.	47,853	231,678
CyberAgent, Inc.	17,287	113,118
Dai Nippon Printing Co., Ltd.	10,494	308,126
Daifuku Co., Ltd.	10,473	210,535
Dai-ichi Life Holdings, Inc.	29,414	656,193
Daiichi Sankyo Co., Ltd.	52,917	1,601,176
Daikin Industries Ltd.	7,669	1,253,115
Daito Trust Construction Co., Ltd.	2,445	281,424
Daiwa House Industry Co., Ltd.	20,692	648,894
Daiwa Securities Group, Inc.	52,031	378,731
Daiwa Securities Living Investments Corp.	190	137,910
Denso Corp.	62,797	1,005,697
Dentsu Group, Inc.	7,719	207,635
Disco Corp.	2,782	768,511
East Japan Railway Co.	11,105	641,268
Eisai Co., Ltd.	8,264	395,632
ENEOS Holdings, Inc.	97,446	399,050
FANUC Corp.	27,671	779,350
Fast Retailing Co., Ltd.	4,553	1,237,806
Food & Life Cos. Ltd.	5,591	113,694
Fuji Electric Co., Ltd.	4,880	249,016
FUJIFILM Holdings Corp.	10,578	680,958
Fujitsu Ltd.	5,568	793,823
GLP J-Reit	220	198,214
Goldwin, Inc.	1,480	101,228
Hamamatsu Photonics K.K.	5,205	209,161
Hankyu Hanshin Holdings, Inc.	9,202	285,109
Hirose Electric Co., Ltd.	1,476	174,283
Hitachi Ltd.	26,402	2,108,728
Honda Motor Co., Ltd.	139,975	1,604,434
Hoya Corp.	10,202	1,322,229
Ibiden Co., Ltd.	4,218	217,688
Idemitsu Kosan Co., Ltd.	46,373	261,313
Inpex Corp.	32,091	448,956
Isetan Mitsukoshi Holdings Ltd.	12,680	150,243
Isuzu Motors Ltd.	19,692	273,809
Ito En Ltd.	2,762	81,306
ITOCHU Corp.(a)	38,936	1,798,501
J Front Retailing Co., Ltd.	12,835	120,513
Japan Airport Terminal Co., Ltd.	3,301	132,717
Japan Exchange Group, Inc.	16,426	369,030
Japan Logistics Fund, Inc.	76	141,835
Japan Post Holdings Co., Ltd.	49,900	483,382
Japan Tobacco, Inc.	36,968	985,055
JFE Holdings, Inc.	19,814	317,661
JGC Holdings Corp.	9,604	114,256
JSR Corp.	6,802	187,762
Kajima Corp.	19,444	351,701
Kansai Electric Power Co., Inc. (The)	23,885	330,150
Kao Corp.	13,753	551,625
Kawasaki Kisen Kaisha Ltd.	7,113	350,407
KDDI Corp.	45,635	1,528,815
Keio Corp.	4,895	144,866
Keisei Electric Railway Co., Ltd.	6,510	298,300
Keyence Corp.	5,534	2,520,634
Kikkoman Corp.	5,942	371,581
Kintetsu Group Holdings Co., Ltd.	7,282	227,166
Kirin Holdings Co., Ltd.	24,818	360,449
Kobayashi Pharmaceutical Co., Ltd.	2,483	113,300
Kobe Bussan Co., Ltd.	4,875	125,731
Kobe Steel Ltd.	11,502	161,858
Koito Manufacturing Co., Ltd.	8,510	132,562
Komatsu Ltd.	28,349	823,270
Konami Group Corp.	3,396	212,019

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kubota Corp.	32,578	$502,014
Kuraray Co., Ltd.	18,010	191,220
Kurita Water Industries Ltd.	5,698	212,211
Kyocera Corp.	37,476	559,544
Kyoto Financial Group, Inc.	12,124	204,700
Kyowa Kirin Co., Ltd.	9,245	147,585
Lasertec Corp.	2,334	635,174
Lixil Corp.	10,467	141,708
LY Corp.	82,020	259,232
M3, Inc.	12,685	204,322
Makita Corp.	9,189	251,892
Marubeni Corp.	46,677	811,559
Marui Group Co., Ltd.	9,657	162,024
MatsukiyoCocokara & Co.	14,695	270,678
Mazda Motor Corp.	17,584	219,116
MEIJI Holdings Co., Ltd.	9,522	232,619
MINEBEA MITSUMI, Inc.	13,830	292,353
MISUMI Group, Inc.	9,988	175,606
Mitsubishi Chemical Group Corp.	47,275	289,423
Mitsubishi Corp.	97,824	1,716,563
Mitsubishi Electric Corp.	61,586	928,161
Mitsubishi Estate Co., Ltd.	35,001	493,857
Mitsubishi Heavy Industries Ltd.	9,487	645,252
Mitsubishi UFJ Financial Group, Inc.	329,957	3,148,897
Mitsui & Co., Ltd.	43,457	1,792,982
Mitsui Fudosan Co., Ltd.	26,870	685,284
Mitsui OSK Lines Ltd.	10,840	393,777
Mizuho Financial Group, Inc.	72,825	1,346,148
MonotaRO Co., Ltd.	9,239	88,519
MS&AD Insurance Group Holdings, Inc.	14,958	629,121
Murata Manufacturing Co., Ltd.	50,095	1,033,258
NEC Corp.	8,258	547,991
Nexon Co., Ltd.	12,385	200,380
NGK Insulators Ltd.	11,527	146,044
NH Foods Ltd.	4,813	166,541
NIDEC CORP	14,760	559,603
Nintendo Co., Ltd.	30,431	1,729,992
Nippon Building Fund, Inc.	65	265,469
NIPPON EXPRESS HOLDINGS INC	2,913	175,388
Nippon Paint Holdings Co., Ltd.	29,290	234,140
Nippon Prologis REIT, Inc.	100	179,648
Nippon Steel Corp.	25,334	618,727
Nippon Telegraph & Telephone Corp.	866,728	1,104,645
Nippon Yusen K.K.(a)	14,870	518,606
Nissan Chemical Corp.	5,134	207,994
Nissan Motor Co., Ltd.	60,050	241,720
Nisshin Seifun Group, Inc.	12,912	182,009
Nissin Foods Holdings Co., Ltd.	9,268	303,005
Nitori Holdings Co., Ltd.	2,630	346,618
Nitto Denko Corp.	5,416	456,104
Nomura Holdings, Inc.	97,708	514,158
Nomura Real Estate Master Fund, Inc.	226	249,539
Nomura Research Institute Ltd.	14,862	460,882
NSK Ltd.	23,960	132,606
NTT Data Group Corp.	23,247	340,415
Obayashi Corp.	30,686	287,494
Obic Co., Ltd.	2,307	358,814
Odakyu Electric Railway Co., Ltd.	13,139	203,186
Oji Holdings Corp.	38,846	153,763
Olympus Corp.	35,415	533,012
Omron Corp.	6,264	287,542
Ono Pharmaceutical Co., Ltd.	14,709	268,873
Oriental Land Co., Ltd.	28,837	1,085,419
ORIX Corp.	36,828	722,703
Orix JREIT, Inc.	153	178,565
	Shares	Value
Common Stocks (continued)
Japan (continued)
Osaka Gas Co., Ltd.	13,388	$285,025
Otsuka Corp.	3,948	168,372
Otsuka Holdings Co., Ltd.	15,467	616,246
Pan Pacific International Holdings Corp.	14,287	313,449
Panasonic Holdings Corp.	62,859	605,691
Rakuten Bank Ltd.*	1,473	23,278
Rakuten Group, Inc.	51,570	229,494
Recruit Holdings Co., Ltd.	41,423	1,679,590
Renesas Electronics Corp.*	36,515	617,514
Resona Holdings, Inc.	76,111	426,909
Resonac Holdings Corp.	8,059	163,358
Ricoh Co., Ltd.	21,084	168,470
Rohm Co., Ltd.	11,541	203,660
Ryohin Keikaku Co., Ltd.	12,898	203,209
Santen Pharmaceutical Co., Ltd.	17,455	178,520
SBI Holdings, Inc.	8,814	219,724
Secom Co., Ltd.	6,399	469,282
Sekisui Chemical Co., Ltd.	16,735	242,367
Sekisui House Ltd.(a)	23,531	538,794
Seven & I Holdings Co., Ltd.	22,092	885,040
SG Holdings Co., Ltd.	13,692	179,328
Shimadzu Corp.	9,100	255,802
Shimano, Inc.	2,368	345,946
Shimizu Corp.	27,059	183,170
Shin-Etsu Chemical Co., Ltd.	57,651	2,317,083
Shionogi & Co., Ltd.	8,400	408,579
Shiseido Co., Ltd.	11,734	331,530
Shizuoka Financial Group, Inc.	27,124	251,339
SMC Corp.	1,680	952,891
Socionext, Inc.(a)	5,430	127,489
SoftBank Corp.	78,583	1,055,568
SoftBank Group Corp.	27,702	1,224,251
Sompo Holdings, Inc.	10,488	551,826
Sony Group Corp.	34,547	3,473,016
Stanley Electric Co., Ltd.	6,862	133,273
Subaru Corp.	18,742	383,495
SUMCO Corp.	13,342	205,914
Sumitomo Chemical Co., Ltd.	61,908	147,978
Sumitomo Corp.	37,235	869,899
Sumitomo Electric Industries Ltd.	27,548	372,395
Sumitomo Metal Mining Co., Ltd.	7,914	222,031
Sumitomo Mitsui Financial Group, Inc.	37,852	1,993,914
Sumitomo Mitsui Trust Holdings, Inc.	23,858	496,338
Sumitomo Realty & Development Co., Ltd.	13,318	426,030
Suntory Beverage & Food Ltd.	5,182	171,298
Suzuki Motor Corp.	13,399	613,050
Sysmex Corp.	5,681	311,226
Taisei Corp.	7,205	265,428
Takeda Pharmaceutical Co., Ltd.	44,201	1,319,000
TDK Corp.	11,670	594,138
Teijin Ltd.	17,327	161,683
Terumo Corp.	22,331	768,581
TIS, Inc.	9,049	204,535
Tobu Railway Co., Ltd.	9,164	245,690
Toho Co., Ltd.	5,560	183,222
Tokio Marine Holdings, Inc.	55,584	1,494,408
Tokyo Electric Power Co. Holdings, Inc.*	46,705	251,873
Tokyo Electron Ltd.	12,415	2,366,643
Tokyo Gas Co., Ltd.	14,951	347,859
Tokyu Corp.	19,890	235,741
Tokyu Fudosan Holdings Corp.	26,918	182,934
TOPPAN Holdings, Inc.	11,338	317,162
Toray Industries, Inc.	52,553	266,225
Tosoh Corp.	12,431	162,515
TOTO Ltd.	6,037	165,819

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Toyo Suisan Kaisha Ltd.	4,669	$246,139
Toyota Industries Corp.	5,878	506,069
Toyota Motor Corp.	331,623	6,806,013
Toyota Tsusho Corp.	7,083	474,187
Trend Micro, Inc.	4,846	281,925
Unicharm Corp.	12,105	421,346
USS Co., Ltd.	11,211	214,786
West Japan Railway Co.	8,363	351,855
Yakult Honsha Co., Ltd.	10,252	226,536
Yamaha Corp.	5,954	133,031
Yamaha Motor Co., Ltd.	34,976	336,660
Yamato Holdings Co., Ltd.	11,550	202,002
Yaskawa Electric Corp.	9,088	349,842
Yokogawa Electric Corp.	9,503	190,093
Zenkoku Hosho Co., Ltd.	3,891	146,430
Total Japan		122,045,654

Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	4,434	109,061

Luxembourg — 0.1%
ArcelorMittal SA	14,898	414,930
Eurofins Scientific SE(a)	3,581	218,221
Total Luxembourg		633,151

Macau — 0.1%
Galaxy Entertainment Group Ltd.	66,260	344,131
MGM China Holdings Ltd.*	32,464	40,324
Sands China Ltd.*	75,672	198,443
Total Macau		582,898

Mexico — 0.0%(b)
Fresnillo PLC	5,087	34,437

Netherlands — 5.2%
Adyen NV*	832	1,058,482
Aegon Ltd.(a)	57,621	341,995
Akzo Nobel NV	5,097	394,428
Argenx SE*(a)	1,692	641,071
ASM International NV	1,357	760,899
ASML Holding NV(a)	10,810	9,372,737
ASR Nederland NV	5,632	267,407
BE Semiconductor Industries NV	2,393	363,395
Euronext NV	2,476	219,602
EXOR NV	2,051	200,199
Heineken Holding NV	3,997	338,004
Heineken NV	7,544	764,561
IMCD NV	1,601	246,950
ING Groep NV	103,297	1,479,999
Koninklijke Ahold Delhaize NV	27,643	781,006
Koninklijke KPN NV	96,417	329,699
Koninklijke Philips NV*	22,087	474,465
NN Group NV	8,845	365,483
Randstad NV	3,649	209,126
Shell PLC	182,378	5,683,128
Universal Music Group NV	21,924	651,814
Wolters Kluwer NV	7,031	1,042,506
Total Netherlands		25,986,956

New Zealand — 0.3%
Auckland International Airport Ltd.	59,968	311,365
Contact Energy Ltd.	39,653	196,976
Fisher & Paykel Healthcare Corp., Ltd.	22,279	324,607
Mainfreight Ltd.	4,119	181,792
Meridian Energy Ltd.	48,718	166,436
Spark New Zealand Ltd.	96,459	315,581
	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Xero Ltd.*	2,287	$167,495
Total New Zealand		1,664,252

Nigeria — 0.0%(b)
Airtel Africa PLC	43,817	62,606

Norway — 0.6%
Aker BP ASA	9,508	255,326
DNB Bank ASA	30,221	592,767
Equinor ASA	23,758	687,638
Mowi ASA	14,557	264,227
Norsk Hydro ASA	42,691	252,882
Orkla ASA	29,980	236,535
Schibsted ASA, Class A	6,457	199,639
Telenor ASA	22,382	249,792
TOMRA Systems ASA	8,264	84,169
Total Norway		2,822,975

Poland — 0.3%
Dino Polska SA*	1,930	210,240
InPost SA*	3,467	52,536
KGHM Polska Miedz SA	6,443	181,893
ORLEN SA	21,440	337,274
Powszechna Kasa Oszczednosci Bank Polski SA	36,528	467,696
Powszechny Zaklad Ubezpieczen SA	23,788	288,810
Total Poland		1,538,449

Portugal — 0.2%
EDP - Energias de Portugal SA	89,477	402,578
Galp Energia SGPS SA	16,959	269,233
Jeronimo Martins SGPS SA	4,293	98,302
Total Portugal		770,113

Singapore — 1.3%
CapitaLand Ascendas REIT	179,089	391,320
CapitaLand Ascott Trust	49,165	35,319
CapitaLand Integrated Commercial Trust	245,466	369,205
Capitaland Investment Ltd.	101,109	223,955
DBS Group Holdings Ltd.	51,497	1,228,514
Genting Singapore Ltd.	278,993	210,860
Keppel Ltd.	60,754	325,512
Keppel REIT	11,861	8,210
Mapletree Industrial Trust	137,259	251,644
Oversea-Chinese Banking Corp., Ltd.	102,954	993,061
Seatrium Ltd.*	1,546,383	115,717
Singapore Exchange Ltd.	36,104	254,229
Singapore Technologies Engineering Ltd.	85,030	237,334
Singapore Telecommunications Ltd.	253,293	454,898
STMicroelectronics NV	17,862	793,856
United Overseas Bank Ltd.	35,673	757,319
Total Singapore		6,650,953

South Africa — 0.2%
Anglo American PLC	33,053	798,303

South Korea — 4.6%
Amorepacific Corp.*	1,488	131,558
Celltrion, Inc.	5,069	682,501
CJ CheilJedang Corp.	619	135,427
Coway Co., Ltd.*	5,639	233,647
DB Insurance Co., Ltd.*	2,267	149,305
Delivery Hero SE*	5,625	130,146
Doosan Enerbility Co., Ltd.*	15,565	180,065
Ecopro BM Co., Ltd.*	1,340	214,356
Ecopro Co., Ltd.*	542	203,862

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hana Financial Group, Inc.	10,349	$370,646
Hankook Tire & Technology Co., Ltd.*	5,888	226,317
Hanwha Aerospace Co., Ltd.*	1,483	153,450
Hanwha Galleria Corp.*	3,572	3,618
Hanwha Ocean Co., Ltd.*	3,864	63,548
Hanwha Solutions Corp.*	4,924	123,040
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	1,733	147,376
HLB, Inc.*	5,600	284,479
HMM Co., Ltd.*	14,665	211,957
Hyundai Mobis Co., Ltd.	10	1,573
Hyundai Motor Co.	5,203	758,629
Industrial Bank of Korea*	26,921	252,539
Kakao Corp.*	10,348	407,051
KakaoBank Corp.*	8,630	176,525
KB Financial Group, Inc.	12,670	537,311
Kia Corp.*	8,454	651,794
Korea Electric Power Corp.	11,673	172,911
Korea Zinc Co., Ltd.	478	169,582
Korean Air Lines Co., Ltd.*	11,606	195,658
Krafton, Inc.*	1,238	198,967
KT&G Corp.	4,906	333,034
L&F Co., Ltd.*	4	430
LG Chem Ltd.	1,518	494,190
LG Corp.*	4,683	287,720
LG Display Co., Ltd.	62	541
LG Electronics, Inc.	20	1,401
LG Energy Solution Ltd.*	1,229	350,840
LG H&H Co., Ltd.	424	96,418
LG Innotek Co., Ltd.	755	108,047
Meritz Financial Group, Inc.*	3,640	186,820
NAVER Corp.	4,404	661,598
NCSoft Corp.*	764	113,399
POSCO Future M Co., Ltd.*	888	168,664
POSCO Holdings, Inc.	2,279	727,422
Samsung Biologics Co., Ltd.*	703	442,453
Samsung C&T Corp.	4,046	418,348
Samsung Electro-Mechanics Co., Ltd.	2,333	244,024
Samsung Electronics Co., Ltd.	133,164	7,253,604
Samsung Fire & Marine Insurance Co., Ltd.*	1,469	290,575
Samsung SDI Co., Ltd.	1,607	448,513
Samsung SDS Co., Ltd.	2,191	249,528
Shinhan Financial Group Co., Ltd.	17,216	526,935
SK Hynix, Inc.	15,867	1,601,382
SK Innovation Co., Ltd.*	1,932	169,511
SK Square Co., Ltd.*	5,664	220,254
SK, Inc.	1,630	224,107
Woori Financial Group, Inc.	31,858	331,315
Total South Korea		23,118,911

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	10,228	406,520
Aena SME SA	2,176	388,234
Amadeus IT Group SA	12,101	855,193
Banco Bilbao Vizcaya Argentaria SA	182,911	1,723,806
Banco Santander SA	462,502	1,876,685
Bankinter SA	26,708	165,946
CaixaBank SA	111,576	479,222
Cellnex Telecom SA*	16,252	631,649
EDP Renovaveis SA(a)	5,699	93,167
Endesa SA	8,775	175,004
Grifols SA*	13,521	149,001
Iberdrola SA	172,117	2,089,298
Industria de Diseno Textil SA	30,810	1,328,987
	Shares	Value
Common Stocks (continued)
Spain (continued)
Naturgy Energy Group SA	4,698	$127,580
Red Electrica Corp. SA	13,569	227,427
Repsol SA	36,441	543,884
Telefonica SA	147,502	604,044
Total Spain		11,865,647

Sweden — 2.9%
Alfa Laval AB	10,301	382,935
Assa Abloy AB, B Shares	28,528	791,589
Atlas Copco AB, B Shares	43,017	602,642
Atlas Copco AB, A Shares	70,085	1,132,433
Boliden AB	9,245	247,804
Castellum AB*(a)	17,827	233,700
Epiroc AB, B Shares	11,933	187,905
Epiroc AB, A Shares	18,537	330,917
EQT AB(a)	13,099	357,510
Essity AB, B Shares	18,021	426,789
Evolution AB	5,443	644,267
Getinge AB, B Shares	7,741	167,596
Hexagon AB, B Shares	61,663	680,347
Husqvarna AB, B Shares	15,838	124,774
Industrivarden AB, A Shares	14,120	448,785
Indutrade AB	10,377	255,399
Investor AB, B Shares	59,568	1,417,661
Kinnevik AB, B Shares*	12,429	135,750
Nibe Industrier AB, B Shares(a)	44,058	267,529
Saab AB, B Shares	3,624	235,980
Sandvik AB	32,047	680,495
Skandinaviska Enskilda Banken AB, A Shares	47,886	686,612
Skanska AB, B Shares	14,370	251,939
SKF AB, B Shares	13,091	260,874
Svenska Cellulosa AB SCA, B Shares(a)	19,611	269,614
Svenska Handelsbanken AB, A Shares	45,863	499,584
Swedbank AB, A Shares	29,934	616,506
Tele2 AB, B Shares	23,817	204,830
Telefonaktiebolaget LM Ericsson, B Shares	84,102	469,904
Telia Co. AB(a)	94,006	244,560
Trelleborg AB, B Shares	9,453	290,662
Volvo AB, B Shares	49,086	1,187,202
Total Sweden		14,735,094

Switzerland — 5.7%
ABB Ltd.	43,477	1,859,499
Adecco Group AG	5,027	219,984
Alcon, Inc.	13,430	1,024,490
Baloise Holding AG	1,607	259,076
Barry Callebaut AG(a)	69	101,829
Belimo Holding AG	237	111,780
Chocoladefabriken Lindt & Spruengli AG	58	743,720
Cie Financiere Richemont SA, Class A	14,693	2,209,474
Clariant AG*	10,084	130,598
DSM-Firmenich AG	4,764	507,553
EMS-Chemie Holding AG	239	182,624
Geberit AG	1,012	590,083
Givaudan SA	245	1,030,722
Julius Baer Group Ltd.	6,537	360,436
Kuehne + Nagel International AG	1,294	443,174
Logitech International SA	4,838	408,651
Lonza Group AG	2,091	1,035,445
Novartis AG	55,975	5,833,380
Partners Group Holding AG	646	883,322
PSP Swiss Property AG	1,695	227,818
Sandoz Group AG*	11,482	398,862
Schindler Holding AG, Participating Certificate	1,606	404,378

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
SGS SA	4,759	$444,029
SIG Group AG*	9,957	210,782
Sika AG	4,161	1,164,605
Sonova Holding AG	1,593	515,680
Straumann Holding AG	3,102	478,761
Swatch Group AG (The), Bearer	1,048	248,852
Swiss Life Holding AG	862	624,406
Swiss Prime Site AG(a)	2,677	273,676
Swisscom AG	739	444,683
Tecan Group AG	455	176,410
Temenos AG	1,896	195,335
UBS Group AG	84,577	2,562,402
VAT Group AG(a)	734	347,984
Zurich Insurance Group AG	3,783	1,936,370
Total Switzerland		28,590,873

United Kingdom — 10.2%
3i Group PLC	27,745	875,875
abrdn PLC(a)	68,335	146,630
Ashtead Group PLC	12,620	836,009
Associated British Foods PLC	10,099	301,065
AstraZeneca PLC	40,993	5,481,255
Auto Trader Group PLC	28,460	264,134
Aviva PLC	77,658	427,516
B&M European Value Retail SA	27,937	184,499
BAE Systems PLC	88,689	1,329,313
Barclays PLC	438,843	829,435
Barratt Developments PLC	33,501	230,544
Berkeley Group Holdings PLC	3,498	213,861
BP PLC	471,137	2,774,553
British American Tobacco PLC	61,644	1,835,732
British Land Co. PLC (The)	32,994	160,502
BT Group PLC(a)	192,953	275,693
Bunzl PLC	10,705	438,277
Burberry Group PLC	11,638	193,851
Centrica PLC	157,639	277,931
CK Hutchison Holdings Ltd.	81,909	423,310
Compass Group PLC	48,813	1,353,862
Croda International PLC	3,995	244,451
DCC PLC	2,955	216,600
Diageo PLC	61,667	2,246,341
Entain PLC	18,128	223,509
Flutter Entertainment PLC*	5,015	1,040,015
Halma PLC	10,759	300,463
Howden Joinery Group PLC	19,530	199,660
HSBC Holdings PLC	541,240	4,260,886
IMI PLC	9,077	194,771
Imperial Brands PLC	26,165	632,575
Informa PLC	45,959	454,984
InterContinental Hotels Group PLC	5,901	563,596
Intermediate Capital Group PLC	9,215	209,584
Intertek Group PLC	5,114	292,603
JD Sports Fashion PLC	83,890	125,044
Johnson Matthey PLC	5,578	115,571
Kingfisher PLC	65,207	183,015
Land Securities Group PLC	25,438	216,910
Legal & General Group PLC	164,268	533,426
Lloyds Banking Group PLC	1,858,607	1,006,735
London Stock Exchange Group PLC	11,337	1,290,963
M&G PLC	80,708	230,324
Melrose Industries PLC	42,637	320,781
National Grid PLC	99,832	1,341,230
NatWest Group PLC	137,941	395,588
Next PLC	3,892	419,696
Pearson PLC	23,615	292,184
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Persimmon PLC	9,970	$185,746
Reckitt Benckiser Group PLC	19,163	1,392,927
RELX PLC	51,240	2,128,502
Rentokil Initial PLC	72,438	376,640
Rightmove PLC	28,370	202,387
Rolls-Royce Holdings PLC*	248,698	953,912
Sage Group PLC (The)	32,323	484,884
Schroders PLC	16,831	87,062
Segro PLC	35,386	397,359
Severn Trent PLC	8,722	288,560
Smith & Nephew PLC	25,486	360,414
Smiths Group PLC	12,264	253,395
Spirax-Sarco Engineering PLC	2,129	271,252
SSE PLC	29,533	633,707
St James’s Place PLC	15,485	129,004
Standard Chartered PLC	62,663	477,831
Tate & Lyle PLC	17,181	136,307
Taylor Wimpey PLC	122,458	231,109
Tesco PLC	205,210	748,955
Unilever PLC	69,161	3,388,164
United Utilities Group PLC	20,159	273,786
Vodafone Group PLC	633,744	543,299
Weir Group PLC (The)	8,349	193,449
Whitbread PLC	7,173	328,474
Wise PLC, Class A*	20,430	210,682
WPP PLC	32,927	323,454
Total United Kingdom		51,406,613

United States — 7.0%
Amcor PLC	47,658	459,964
CRH PLC	21,102	1,511,297
CSL Ltd.	13,617	2,715,767
Experian PLC	25,173	1,056,582
Ferguson PLC	5,949	1,124,997
Ferrovial SE	15,488	595,731
GSK PLC	109,175	2,179,969
Haleon PLC	152,511	624,400
Holcim AG*	15,688	1,209,906
James Hardie Industries PLC*	13,129	505,202
Nestle SA	73,182	8,408,018
QIAGEN NV*(a)	6,702	294,138
Roche Holding AG	19,883	5,727,213
Samsonite International SA*	47,343	132,026
Sanofi SA	30,001	3,042,465
Schneider Electric SE	14,956	2,971,380
Stellantis NV	56,949	1,267,836
Swiss Re AG	7,876	909,846
Tenaris SA	14,227	227,406
Total United States		34,964,143

Total Common Stocks
(Cost $454,471,806)		499,797,434

Preferred Stocks — 0.5%
Germany — 0.3%
Henkel AG & Co. KGaA, 2.60%	5,279	407,709
Sartorius AG, 0.42%(a)	755	279,578
Volkswagen AG, 7.31%	6,218	809,434
Total Germany		1,496,721

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Preferred Stocks (continued)
South Korea — 0.2%
Samsung Electronics Co., Ltd., 2.42%	22,236	$977,974

Total Preferred Stocks
(Cost $2,490,770)		2,474,695

Rights — 0.0%(b)
South Korea — 0.0%(b)
LG Display Co., Ltd.*
(Cost $0)	19	7

Short-Term Investments — 0.8%
Money Market Funds — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(c)(d)	3,552,468	3,552,468
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)	353,033	353,033

Total Short-Term Investments
(Cost $3,905,501)		3,905,501

Total Investments — 100.6% (Cost $460,868,077)		506,177,637
Other Assets and Liabilities, Net — (0.6)%		(2,863,203)
Net Assets — 100%		$503,314,434

Industry	Value	% of Net Assets
Financials	$92,474,428	18.4%
Industrials	85,905,173	17.1
Health Care	60,142,262	11.9
Consumer Discretionary	59,473,568	11.8
Information Technology	52,421,638	10.4
Consumer Staples	43,696,387	8.7
Materials	37,662,352	7.5
Communication Services	21,369,924	4.2
Energy	19,546,408	3.9
Utilities	15,438,067	3.1
Real Estate	14,141,929	2.8
Money Market Funds	3,905,501	0.8
Total Investments	$506,177,637	100.6%
Other Assets and Liabilities, Net	(2,863,203)	(0.6)
Total Net Assets	$503,314,434	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,433,567; total market value of collateral held by the Fund was $8,858,690. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,306,222.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2024:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2024	Unrealized Appreciation
Australian Dollar	02/05/24	Morgan Stanley	27,521,975	$18,194,998	$18,196,530	$1,532
Swiss Franc	02/05/24	Morgan Stanley	18,415,149	21,473,189	21,478,481	5,292
Danish Krone	02/05/24	Morgan Stanley	48,559,063	7,077,189	7,078,608	1,419
Euro	02/05/24	Morgan Stanley	66,775,424	72,542,016	72,550,324	8,308
Great British Pound	02/05/24	Morgan Stanley	27,461,519	34,970,651	34,972,283	1,632
Israeli Shekel	02/05/24	Morgan Stanley	5,096,381	1,400,909	1,401,170	261
Japanese Yen	02/05/24	Morgan Stanley	8,117,306,868	55,555,561	55,576,408	20,847
New Zealand Dollar	02/05/24	Morgan Stanley	1,193,949	734,899	734,941	42
Unrealized Appreciation				$211,949,412	$211,988,745	$39,333

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2024	Unrealized Appreciation
Australian Dollar	02/05/24	Morgan Stanley	(26,765,942)	$(18,277,018)	$(17,696,669)	$580,349
Swiss Franc	02/05/24	Morgan Stanley	(17,907,289)	(21,343,797)	(20,886,139)	457,658
Danish Krone	02/05/24	Morgan Stanley	(47,181,778)	(7,001,546)	(6,877,837)	123,709
Euro	02/05/24	Morgan Stanley	(64,962,695)	(71,839,035)	(70,580,826)	1,258,209
British Pound	02/05/24	Morgan Stanley	(26,705,154)	(34,044,177)	(34,009,052)	35,125
Hong Kong Dollar	02/05/24	Morgan Stanley	(40,108,938)	(5,139,554)	(5,131,618)	7,936
Israeli Shekel	02/05/24	Morgan Stanley	(4,919,243)	(1,365,811)	(1,352,469)	13,342
Japanese Yen	02/05/24	Morgan Stanley	(7,894,905,400)	(56,261,075)	(54,053,701)	2,207,374
South Korean Won#	02/05/24	Morgan Stanley	(16,345,728,158)	(12,611,496)	(12,250,649)	360,847
South Korean Won#	03/06/24	Morgan Stanley	(15,993,604,082)	(12,026,622)	(12,006,910)	19,712
Norwegian Krone	02/05/24	Morgan Stanley	(16,003,569)	(1,577,062)	(1,530,667)	46,395
Norwegian Krone	03/06/24	Morgan Stanley	(15,968,357)	(1,528,459)	(1,528,424)	35
New Zealand Dollar	02/05/24	Morgan Stanley	(1,161,187)	(735,161)	(714,774)	20,387
Polish Zloty	02/05/24	Morgan Stanley	(2,893,369)	(735,346)	(726,351)	8,995
Swedish Krona	02/05/24	Morgan Stanley	(74,843,716)	(7,434,264)	(7,245,148)	189,116
Singapore Dollar	02/05/24	Morgan Stanley	(4,010,427)	(3,043,799)	(3,001,729)	42,070
Unrealized Appreciation				$(254,964,222)	$(249,592,963)	$5,371,259

Total Unrealized Appreciation						$5,410,592

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2024	Unrealized (Depreciation)
Hong Kong Dollar	02/05/24	Morgan Stanley	41,242,830	$5,276,746	$5,276,691	$(55)
South Korean Won#	02/05/24	Morgan Stanley	16,808,793,760	12,623,479	12,597,703	(25,776)
Norwegian Krone	02/05/24	Morgan Stanley	16,454,803	1,573,910	1,573,826	(84)
Polish Zloty	02/05/24	Morgan Stanley	2,975,473	747,053	746,962	(91)
Swedish Krona	02/05/24	Morgan Stanley	76,969,250	7,450,988	7,450,907	(81)
Singapore Dollar	02/05/24	Morgan Stanley	4,123,799	3,086,676	3,086,586	(90)
Unrealized Depreciation				$30,758,852	$30,732,675	$(26,177)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2024	Unrealized (Depreciation)
Australian Dollar	02/05/24	Morgan Stanley	(756,033)	$(496,268)	$(499,862)	$(3,594)
Australian Dollar	03/06/24	Morgan Stanley	(28,199,512)	(18,656,599)	(18,663,001)	(6,402)
Swiss Franc	02/05/24	Morgan Stanley	(507,860)	(583,902)	(592,342)	(8,440)
Swiss Franc	03/06/24	Morgan Stanley	(19,041,642)	(22,270,639)	(22,282,093)	(11,454)
Danish Krone	02/05/24	Morgan Stanley	(1,377,285)	(200,290)	(200,771)	(481)
Danish Krone	03/06/24	Morgan Stanley	(52,263,993)	(7,628,299)	(7,630,776)	(2,477)
Euro	02/05/24	Morgan Stanley	(1,812,729)	(1,965,394)	(1,969,498)	(4,104)
Euro	03/06/24	Morgan Stanley	(69,005,578)	(75,046,878)	(75,069,998)	(23,120)
British Pound	02/05/24	Morgan Stanley	(756,365)	(958,180)	(963,232)	(5,052)
British Pound	03/06/24	Morgan Stanley	(27,573,222)	(35,117,146)	(35,123,036)	(5,890)
Hong Kong Dollar	02/05/24	Morgan Stanley	(1,133,892)	(145,012)	(145,072)	(60)
Hong Kong Dollar	03/06/24	Morgan Stanley	(36,981,187)	(4,735,278)	(4,735,620)	(342)
Israeli Shekel	02/05/24	Morgan Stanley	(177,138)	(47,396)	(48,701)	(1,305)
Israeli Shekel	03/06/24	Morgan Stanley	(5,096,812)	(1,402,361)	(1,402,667)	(306)
Japanese Yen	02/05/24	Morgan Stanley	(222,401,468)	(1,501,257)	(1,522,706)	(21,449)
Japanese Yen	03/06/24	Morgan Stanley	(8,920,011,712)	(61,329,481)	(61,366,104)	(36,623)
South Korean Won#	02/05/24	Morgan Stanley	(463,065,602)	(345,736)	(347,054)	(1,318)
Norwegian Krone	02/05/24	Morgan Stanley	(451,234)	(42,842)	(43,159)	(317)
New Zealand Dollar	02/05/24	Morgan Stanley	(32,762)	(19,924)	(20,167)	(243)
New Zealand Dollar	03/06/24	Morgan Stanley	(1,215,785)	(748,207)	(748,398)	(191)

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

January 31, 2024 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2024	Unrealized (Depreciation)
Polish Zloty	02/05/24	Morgan Stanley	(82,104)	$(20,266)	$(20,611)	$(345)
Polish Zloty	03/06/24	Morgan Stanley	(2,951,851)	(740,751)	(740,765)	(14)
Swedish Krona	02/05/24	Morgan Stanley	(2,125,534)	(202,505)	(205,760)	(3,255)
Swedish Krona	03/06/24	Morgan Stanley	(76,211,852)	(7,386,329)	(7,386,724)	(395)
Singapore Dollar	02/05/24	Morgan Stanley	(113,372)	(84,488)	(84,857)	(369)
Singapore Dollar	03/06/24	Morgan Stanley	(4,015,179)	(3,009,052)	(3,009,415)	(363)
Unrealized Depreciation				$(244,684,480)	$(244,822,389)	$(137,909)

Total Unrealized Depreciation						$(164,086)

Net Unrealized Appreciation (Depreciation)						$5,246,506

As of January 31, 2024, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$499,797,434	$—	$—	$499,797,434
Preferred Stocks	2,474,695	—	—	2,474,695
Rights	—	7	—	7
Short-Term Investments:
Money Market Funds	3,905,501	—	—	3,905,501
Total Investments in Securities	506,177,630	7	—	506,177,637
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	—	5,410,592	—	5,410,592
Total Investments in Securities and Other Financial Instruments	$506,177,630	$5,410,599	$—	$511,588,229
Liability Valuation Inputs
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$—	$(164,086)	$—	$(164,086)

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.